Subsequent Event - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions, ¥ in Billions						3 Months Ended	12 Months Ended
	Jul. 01, 2020 INR (₨)	Jul. 01, 2020 GBP (£)	Jun. 01, 2020 INR (₨)	May 31, 2020 INR (₨)	Apr. 01, 2020 INR (₨)	Jun. 30, 2020 INR (₨) Number	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Jun. 30, 2020 CNY (¥)	Mar. 31, 2020 INR (₨)
Subsequent Events [Line Items]
Listed redeemable non-convertible debentures												₨ 31,988.8
Revolving loan facility							$ 15,700.8		₨ 1,059,910.7	₨ 888,706.8		₨ 1,187,997.1
Proceeds from secured term loan							$ 3,843.0	₨ 290,777.7	₨ 261,013.1	₨ 152,108.8
Jaguar Land Rover Retailer [member]
Subsequent Events [Line Items]
Percentage Of Retailer Sites Opened						98.00%
Tata Motors Retailer [member]
Subsequent Events [Line Items]
Percentage Of Retailer Sites Opened						90.00%
Jaguar Land Rover vehicles [member]
Subsequent Events [Line Items]
Global Wholesales Volume | Number						91,594
Percentage Of Decrease In Global Wholesales Volume						64.00%
Tata Daewoo commercial vehicles [member]
Subsequent Events [Line Items]
Global Wholesales Volume | Number						11,598
Percentage Of Decrease In Global Wholesales Volume						89.00%
Passenger Vehicles [member]
Subsequent Events [Line Items]
Global Wholesales Volume | Number						79,996
Percentage Of Decrease In Global Wholesales Volume						49.00%
Redeemable non-convertible debentures [member]
Subsequent Events [Line Items]
Listed redeemable non-convertible debentures				₨ 10,000.0
Listed redeemable non-convertible debentures,Interest rate				8.80%
Maturity date				due 2023
Borrowings, interest rate				8.80%
Nonadjusting Event [member] | COVID 19 [member]
Subsequent Events [Line Items]
Proceeds from secured term loan					₨ 40,000.0
Nonadjusting Event [member] | TML Holdings PTE Limited [member] | COVID 19 [member] | Jaguar Land Rover vehicles [member]
Subsequent Events [Line Items]
Maturity date	three year	three year
Nonadjusting Event [member] | Secured Term Loan From Financial Institution [member] | COVID 19 [member]
Subsequent Events [Line Items]
Listed redeemable non-convertible debentures,Interest rate			8.50%
Borrowings, interest rate			8.50%
Proceeds from secured term loan			₨ 30,000.0
Nonadjusting Event [member] | Secured Term Loan From Financial Institution [member] | COVID 19 [member] | Bottom of range [member]
Subsequent Events [Line Items]
Maturity date			June 2022
Nonadjusting Event [member] | Secured Term Loan From Financial Institution [member] | COVID 19 [member] | Top of range [member]
Subsequent Events [Line Items]
Maturity date			June 2026
Nonadjusting Event [member] | Bank Of Baroda And State Bank Of India [Member] | TML Holdings PTE Limited [member] | COVID 19 [member]
Subsequent Events [Line Items]
Maturity date	5 years	5 years
Proceeds from secured term loan	₨ 17,631.7	£ 190
Jaguar land rover [member]
Subsequent Events [Line Items]
Revolving loan facility						₨ 52,379.4					¥ 5